JPMorgan High Yield Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan High Yield Fund	Feb. 28, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,724
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,337
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,219
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	890
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	$ 736